Cash and cash equivalents - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Cash and cash equivalents [line items]
Bank balances	$ 33	$ 51
Bank overdrafts	$ 17	$ 44